Prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Prepayments
Summary of prepayments

	June 30,	June 30,
	2022	2021
Prepaid mining equipment purchase prices*	$18,175,800	$—
Prepaid BOD insurance fees	20,625	—
Total prepayments	$18,196,425	$—
Prepayments - current	(20,625)	—
Prepayments - noncurrent	$18,175,800	$—

*The balance is the payment the Company prepaid for 2,760 units cryptocurrency mining equipment, of which 1,070 units were arrived in Marion Indiana in July 2022 and the remaining 1,060 units are to be delivered in 2022 Q3.